Leases - Lease Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of operating segments [line items]
Lease assets	$ 1,789	$ 1,539
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	300
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	38
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	154
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	1,191
Head office
Disclosure of operating segments [line items]
Lease assets	$ 106